Catalyst/SMH High Income Fund (the “Fund”),

a series of the Mutual Fund Series Trust (the “Trust”)

Class A: HIIFX Class C: HIICX

July 2, 2013

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Fund dated  November 1, 2012, as revised November 8, 2012 and November 19, 2012, and Summary Prospectus dated November 19, 2012 and should be read in conjunction with such Prospectus and Summary Prospectus, and any Supplement to the Prospectus.

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The sections entitled “Fund Summary: Catalyst/SMH High Income Fund – Principal Investment Strategies” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Strategies – Catalyst/SMH High Income Fund” are revised as follows:

1)

The first sentence of the first paragraph of each section is replaced with the following sentence:

“The Fund invests in a non-diversified group of low-quality, high yield corporate bonds and convertible securities.”

2)

 The fourth bullet, relating to Asset-Backed Securities, and the fifth bullet, relating to Collateralized Mortgage Obligations, of the third paragraph of each section are deleted in their entirety.

In addition, all disclosures related to Asset-Backed Security Risks, Prepayment Risks and U.S. Agency Securities Risks contained in the sections entitled “Fund Summary: Catalyst/SMH High Income Fund – Principal Risks of Investing in the Fund” and “Additional Information About the Funds’ Principal Investment Strategies and Related Risks – Principal Investment Risks” are deleted in their entirety.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated November 1, 2012, as revised November 8, 2012 and November 19, 2012, Summary Prospectus dated November 19, 2012 and any Supplement to Prospectus, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.